SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Trade receivables, net) (Details) (USD $) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Supplementary Consolidated Balance Sheet Information Narrative Details Usd
Billed		$ 55,295	$ 57,320
Unbilled	[1]	57,443	41,713
Total billed and unbilled		112,738	99,033
Less - Allowance for doubtful accounts		(3,896)	(9,656)
Total Trade receivables, net		$ 108,842	$ 89,377

[1]	The unbilled amount was recognized based on the progress of the construction phase of a large-scale project in Peru (the "Project"). As part of the construction phase, the Company's subsidiary in Peru deploys fiber and wireless networks in rural areas. The Project is accounted as a Production-Type Contract using the percentage-of-completion method. The unbilled amount, for which the Company has enforceable rights, will become due at the time the payment milestones under the contract are reached. The milestone occurs upon the completion of certain objective, representing the progress of the project, which vary between the different areas and type of networks. Subsequent to the balance sheet date and as of the date of this report, the Company received payments in an aggregate amount of $ 28,616 with respect to the Project.